1
Barrett Growth Fund
Schedule of Investments
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — 96 .39%
Administrative and Support Services — 12 .00%
Fidelity National Information Services, Inc. .................... 6,000 $ 548,220
PayPal Holdings, Inc. (a) ................................. 5,750 537,280
TransUnion ........................................... 8,000 590,960
Visa, Inc. - Class A ..................................... 6,250 1,241,938
2,918,398
Broadcasting (except Internet) — 2 .30%
Walt Disney Co. (a) ..................................... 5,000 560,400
Chemical Manufacturing — 8 .52%
Ecolab, Inc. ........................................... 3,000 491,490
Merck & Co., Inc. ...................................... 4,000 341,440
Regeneron Pharmaceuticals, Inc. (a) ........................ 1,000 581,060
Zoetis, Inc. ........................................... 4,200 657,426
2,071,416
Clothing and Clothing Accessories Stores — 3 .08%
TJX Cos., Inc. ......................................... 12,000 748,200
Computer and Electronic Product Manufacturing — 20 .05%
Alphabet, Inc. - Class C (a) ............................... 9,500 1,036,925
Apple, Inc. ........................................... 7,800 1,226,316
Danaher Corp. ........................................ 2,750 742,252
NVIDIA Corp. ......................................... 5,500 830,170
Roper Technologies, Inc. ................................. 850 342,193
Thermo Fisher Scientific, Inc. ............................. 1,275 695,283
4,873,139
Credit Intermediation and Related Activities — 5 .29%
First Republic Bank/CA .................................. 4,500 683,235
JPMorgan Chase & Co. .................................. 5,300 602,769
1,286,004
Electrical Equipment, Appliance, and Component — 1 .03%
EnerSys ............................................. 4,000 249,480
Food Services and Drinking Places — 5 .53%
McDonald's Corp. ...................................... 3,000 756,840
Starbucks Corp. ....................................... 7,000 588,490
1,345,330
General Merchandise Stores — 4 .35%
Costco Wholesale Corp. ................................. 2,025 1,057,253
Insurance Carriers and Related Activities — 6 .49%
Progressive Corp. ...................................... 6,500 797,225
UnitedHealth Group, Inc. ................................. 1,500 778,995
1,576,220

Barrett Growth Fund
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — 96.39% (Continued)
Merchant Wholesalers, Nondurable Goods — 1 .35%
Sysco Corp. .......................................... 4,000 $ 328,880
Miscellaneous Manufacturing — 2 .11%
Stryker Corp. ......................................... 2,500 513,000
Nonstore Retailers — 4 .69%
Amazon.com, Inc. (a) ................................... 9,000 1,140,930
Professional, Scientific, and Technical Services — 7 .14%
Accenture PLC (b) ..................................... 3,000 865,380
Tetra Tech, Inc. ........................................ 6,400 869,184
1,734,564
Publishing Industries (Except Internet) — 8 .25%
Adobe, Inc. (a) ........................................ 1,800 672,192
Microsoft Corp. ........................................ 5,100 1,333,497
2,005,689
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 4 .21%
Ares Management Corp. ................................. 12,000 889,680
BlackRock, Inc. ........................................ 200 133,278
1,022,958
T otal Common Stocks (Cost $ 9,156,816 )
.................
23,431,861
Real Estate Investment Trusts — 2 .28%
Real Estate — 2 .28%
Crown Castle, Inc. ...................................... 3,250 555,198
T otal Real Estate Investment Trusts (Cost $ 594,518 )
.......
555,198
Money Market Funds — 1 .33%
Fidelity Investments Government Portfolio - Institutional Class ,
2 .030% (c) ........................................... 324,428 324,428
Total Money Market Funds (Cost $ 324,428 )
...............
324,428
Total Investments (Cost $10,075,762) — 100.00% 24,311,487
Liabilities in E xcess of Other Assets — – %
................ (2,814)
Total Net Assets — 100.00%
.............................
$ 24,308,673
Percentages are stated as a percent of net assets.
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Foreign issued security.
(c)
The rate shown represents the seven-day yield as of August 31, 2022.

Notes to Schedule of Investments
August 31, 2022 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or
NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.
Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S.
dollar using the applicable currency exchange rates as of the close of the New York Stock
Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of
Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained by the Trust’s Valuation Committee.

Notes to Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2022:
Barrett Growth Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 23,431,861 $ – $ – $ 23,431,861
Real Estate Investment Trusts 555,198 – – 555,198
Total Equity Securities 23,987,059 – – 23,987,059
Money Market Funds 324,428 – – 324,428
Total Investments in Securities $ 24,311,487 $ – $ – $ 24,311,487
(1) See the Schedule of Investments for industry classifications.